Aspiriant Trust
11100 Santa Monica Boulevard, Suite 600
Los Angeles, CA 90025

June 18, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Aspiriant Trust (“Registrant”)
      File Nos. 333-178600 and 811-22648

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), this letter certifying that the form of Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 6, which was filed via EDGAR Accession No. 0001398344-15-003915 on June 15, 2015.

Questions regarding this filing may be directed to the undersigned at (414) 290-3404.

Very truly yours,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
Secretary